Note 11 - Fair Value of Financial Instruments - Carrying Amount and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Reported Value Measurement [Member]
Long-term debt, including current portion	$ 266,245	$ 409,396
Estimate of Fair Value Measurement [Member]
Long-term debt, including current portion	$ 266,140	$ 408,942